Secured Investor Certificates - Secured Investor Certificates Maturity Schedule (Details) (USD $)	3 Months Ended	12 Months Ended	159 Months Ended	12 Months Ended							147 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2032 Secured Invetors Certificates	Dec. 31, 2019 Secured Invetors Certificates	Dec. 31, 2018 Secured Invetors Certificates	Dec. 31, 2017 Secured Invetors Certificates	Dec. 31, 2016 Secured Invetors Certificates	Dec. 31, 2015 Secured Invetors Certificates	Mar. 31, 2015 Secured Invetors Certificates	Dec. 31, 2014 Secured Invetors Certificates	Mar. 31, 2032 Secured Invetors Certificates
Secured Investor Certificate Maturity Schedule	$ 25,418,000	$ 25,695,000	$ 11,761,000	$ 3,688,000	$ 3,642,000	$ 2,702,000	$ 3,146,000	$ 2,568,000	$ 1,716,000	$ 1,876,000	$ 12,087,000